SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:
(MILLIONS)	2017	2016	2015
Trade receivables and other current assets	$(40)	$30	$(72)
Accounts payable and accrued liabilities	32	(160)	2
Other assets and liabilities	(17)	(7)	8
	$(25)	$(137)	$(62)